Shareholders Equity (Details 2) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Total noncontrolling interest	$ 0	$ 916,506
Paid-in capital
Total noncontrolling interest	0	107,461
Foreign currency translation loss attributed to non-controlling interest
Total noncontrolling interest	0	14,588
Net loss attributed to noncontrolling interest
Total noncontrolling interest	0	(13,496)
Additional Paid-In Capital
Total noncontrolling interest	$ 0	$ 807,953